Leases - Summary of weighted average discount rate and weighted average remaining lease term of operating leases (Detail)	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Weighted-average discount rate used to measure lease liabilities	3.40%	2.10%
Weighted-average remaining lease term	4 years 9 months 18 days	5 years 3 months 18 days